Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 10,668,574	$ 356,689	$ 10,297,139
Fair value of the plan assets	(5,742,178)	(191,982)	(5,492,123)
Present value of unfunded defined benefit obligation	4,926,396	164,707	4,805,016	$ 160,650	$ 3,569,265	$ 3,972,517
Recorded under other payables	(19,014)	(636)	(18,791)
Recorded under other current assets	11,910	399	11,910
Net defined benefit liability	$ 4,919,292	$ 164,470	$ 4,798,135